                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                      SUPPLEMENT DATED MAY 25, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 29, 2004,
                  AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005

The Prospectus is hereby supplemented as follows:

     (1) The table entitled "ANNUAL FUND OPERATING EXPENSES" and the corresponding applicable footnotes in the section entitled "FEES AND EXPENSES OF THE FUND" are deleted and replaced with the following:

                                         CLASS A      CLASS B      CLASS C
                                         SHARES       SHARES       SHARES
------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets and are based on expenses incurred during the Fund's fiscal year ended June 30, 2004)
------------------------------------------------------------------------------
Management fees(6)                         1.00%        1.00%        1.00%
------------------------------------------------------------------------------
Distribution and/or service (12b-1)
fees(6)(7)                                 0.25%        1.00%(8)     1.00%(8)
------------------------------------------------------------------------------
Other expenses(6)                          0.63%        0.63%        0.63%
------------------------------------------------------------------------------
Total annual fund operating expenses(6)    1.88%        2.63%        2.63%
------------------------------------------------------------------------------

(6) The Fund's investment adviser is currently waiving or reimbursing a portion of the Fund's management fees or other expenses or the Fund's distributor made certain non-recurring payments to the Fund such that the actual total annual fund operating expenses paid for the Fund's fiscal year ended June 30, 2004 were 1.70% for Class A Shares, 1.86% for Class B Shares and 2.45% for Class C Shares. The fee waivers or expense reimbursements can be terminated at any time.
(7) Class A Shares are subject to a combined annual distribution and service fee of up to 0.25% of the average daily net assets attributable to such class of shares. Class B Shares and Class C Shares are each subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. See "Purchase of Shares."
(8) While Class B Shares and Class C Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 and service fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A Shares.

     (2) The first sentence in the second paragraph in the section entitled "INVESTMENT ADVISORY SERVICES--ADVISORY AGREEMENT" is deleted and replaced with the following:

Applying this fee schedule, the effective advisory fee rate was 1.00% (before voluntary fee waivers; and 0.95% after voluntary fee waivers) of the Fund's average daily net assets for the Fund's fiscal year ended June 30, 2004.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   MSGESPT  5/05

                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                      SUPPLEMENT DATED MAY 25, 2005 TO THE
                CLASS I SHARES PROSPECTUS DATED OCTOBER 29, 2004

The Prospectus is hereby supplemented as follows:

     (1) The table entitled "ANNUAL FUND OPERATING EXPENSES" and the corresponding applicable footnote in the section entitled "FEES AND EXPENSES OF THE FUND" are deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets and are based on expenses incurred during the Fund's fiscal year ended June 30, 2004, except as noted below)
--------------------------------------------------------------------
Management fees(1)                                         1.00%
--------------------------------------------------------------------
Other expenses(2)                                          0.63%
--------------------------------------------------------------------
Total annual fund operating expenses                       1.63%
--------------------------------------------------------------------

(1) The Fund's investment adviser is currently waiving or reimbursing a portion of the Fund's management fees such that the actual management fees for the fiscal year ended June 30, 2004 would have been 0.95% for Class I Shares, had any Class I Shares been outstanding as of that date. The fee waivers or reimbursements can be terminated at any time.

(2) Other expenses are based on estimated expenses for the current fiscal year.

     (2) The first sentence in the second paragraph in the section entitled "INVESTMENT ADVISORY SERVICES--ADVISORY AGREEMENT" is deleted and replaced with the following:

Applying this fee schedule, the effective advisory fee rate was 1.00% (before voluntary fee waivers; and 0.95% after voluntary fee waivers) of the Fund's average daily net assets for the Fund's fiscal year ended June 30, 2004.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  MSGESPTI  5/05